Property and equipment - Components & Movements (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,977,481
Impairment of plasma atomization system and related inventory		$ 2,367,531
Ending balance	2,529,570	1,977,481
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,002,767	5,266,323
Additions	618,002	954,110
Reclass to right-of-use assets		(49,530)
Impairment of plasma atomization system and related inventory	(21,912)	(2,168,136)
Ending balance	4,598,857	4,002,767
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,025,286)	(2,063,441)
Reclass to right-of-use assets		(20,264)
Depreciation	63,118	168,835
Impairment of plasma atomization system and related inventory	(19,117)	(186,726)
Ending balance	(2,069,287)	(2,025,286)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,082
Ending balance	40,547	30,082
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	521,988	549,864
Additions	27,671	21,654
Reclass to right-of-use assets		(49,530)
Ending balance	549,659	521,988
Computer equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(491,906)	(479,802)
Reclass to right-of-use assets		(20,264)
Depreciation	17,206	32,368
Ending balance	(509,112)	(491,906)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	200,286
Ending balance	180,257	200,286
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,621,899	1,621,899
Ending balance	1,621,899	1,621,899
Machinery and equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,421,613)	(1,371,542)
Depreciation	20,029	50,071
Ending balance	(1,441,642)	(1,421,613)
Automobile
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,130
Ending balance	284,416	3,130
Automobile | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,912	21,912
Additions	306,164
Impairment of plasma atomization system and related inventory	(21,912)
Ending balance	306,164	21,912
Automobile | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,782)	(17,440)
Depreciation	22,083	1,342
Impairment of plasma atomization system and related inventory	(19,117)
Ending balance	(21,748)	(18,782)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	72,021
Ending balance	84,116	72,021
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	165,006	904,512
Additions	15,895	9,539
Reclass to Equipment under Construction		(749,045)
Ending balance	180,901	165,006
Leasehold improvements | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(92,985)	(89,236)
Depreciation	3,800	3,749
Ending balance	(96,785)	(92,985)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,671,962
Ending balance	1,940,234	1,671,962
Construction in progress [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,671,962	2,168,136
Additions	268,272	922,917
Reclass to Equipment under Construction		749,045
Impairment of plasma atomization system and related inventory		(2,168,136)
Ending balance	$ 1,940,234	1,671,962
Construction in progress [member] | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(105,421)
Depreciation		81,305
Impairment of plasma atomization system and related inventory		$ (186,726)